Hoya Capital High Dividend Yield ETF
Schedule of Investments
May 31, 2022 (Unaudited)

Shares		Security Description	Value
		COMMON STOCKS - 87.7%
		Dividend Champions - 14.6%
2,114		Crown Castle International Corporation	$400,920
2,351		Digital Realty Trust, Inc.	328,176
4,483		Equity Residential	344,429
1,937		Extra Space Storage, Inc.	345,174
1,486		Innovative Industrial Properties, Inc.	197,712
8,195		Iron Mountain, Inc.	441,711
2,300		Simon Property Group, Inc.	263,695
8,827		Vornado Realty Trust	308,592
4,524		Welltower, Inc.	403,043
5,008		WP Carey, Inc.	421,373
			3,454,825
		Large-Cap REITs - 15.3%
24,053		AGNC Investment Corporation	294,168
45,720		Annaly Capital Management, Inc.	302,209
12,326		Blackstone Mortgage Trust, Inc. - Class A	383,462
8,389		Gaming and Leisure Properties, Inc.	392,773
17,986		Medical Properties Trust, Inc.	334,180
34,901		New Residential Investment Corporation	394,381
13,288		Omega Healthcare Investors, Inc.	395,584
8,303		Spirit Realty Capital, Inc.	348,643
14,911		Starwood Property Trust, Inc.	356,224
13,739		VICI Properties, Inc.	423,848
			3,625,472
		Mid-Cap REITs - 28.5% (a)
22,052		Apollo Commercial Real Estate Finance, Inc.	280,722
16,982		Arbor Realty Trust, Inc.	278,844
21,541		Brandywine Realty Trust	240,182
15,092		CareTrust REIT, Inc.	279,655
18,510		Chimera Investment Corporation	181,398
14,370		Easterly Government Properties, Inc.	282,083
6,185		EPR Properties	316,919
11,053		Four Corners Property Trust, Inc.	304,731
9,715		Getty Realty Corporation	271,437
20,619		Global Net Lease, Inc.	298,357
6,673		Highwoods Properties, Inc.	262,182
13,784		Industrial Logistics Properties Trust	210,344
14,668		KKR Real Estate Finance Trust, Inc.	299,521
25,598		Ladder Capital Corporation	295,913
17,109		MFA Financial, Inc.	231,314
5,590		National Health Investors, Inc.	330,649
78,312		New York Mortgage Trust, Inc.	237,285
16,659		PennyMac Mortgage Investment Trust	269,543
17,180		Physicians Realty Trust	318,689
16,319		Piedmont Office Realty Trust, Inc.	240,542
22,215		Redwood Trust, Inc.	226,593
22,253		Sabra Health Care REIT, Inc.	312,432
4,236		SL Green Realty Corporation	261,658
50,735		Two Harbors Investment Corporation	270,925
22,372		Uniti Group, Inc.	253,698
			6,755,616
		Small-Cap REITs - 29.3% (a)
13,280		AFC Gamma, Inc.	237,978
1,154		Alexander’s, Inc.	279,556
17,124		Alpine Income Property Trust, Inc.	324,500
36,933		American Finance Trust, Inc.	294,725
20,186		Ares Commercial Real Estate Corporation	296,734
30,600		ARMOUR Residential REIT, Inc.	231,336
31,803		BrightSpire Capital, Inc.	282,729
31,450		Broadmark Realty Capital, Inc.	232,415
34,691		Cherry Hill Mortgage Investment Corporation	240,756
26,953		Ellington Residential Mortgage REIT	219,936
54,783		Franklin Street Properties Corporation	247,619
13,733		Gladstone Commercial Corporation	278,643
18,273		Global Medical REIT, Inc.	237,549
24,699		Granite Point Mortgage Trust, Inc.	271,689
99,589		Invesco Mortgage Capital, Inc.	177,268
9,285		LTC Properties, Inc.	359,701
14,577		Nexpoint Real Estate Finance, Inc.	356,116
12,071		Office Properties Income Trust	257,233
9,013		One Liberty Properties, Inc.	247,227
65,190		Orchid Island Capital, Inc.	203,393
17,613		Postal Realty Trust, Inc. - Class A	280,047
21,928		Preferred Apartment Communities, Inc.	546,884
19,713		Ready Capital Corporation	289,387
52,928		Sachem Capital Corporation	263,581
5,316		Universal Health Realty Income Trust	285,310
			6,942,312
		TOTAL COMMON STOCKS (Cost $22,668,682)	20,778,225

		PREFERRED STOCKS - 10.0%
		Preferreds Issued By U.S. REITs - 10.0%
		AG Mortgage Investment Trust, Inc.
3,503		Series C, 8.000%, Perpetual (b)	71,339
		AGNC Investment Corporation
3,309		Series C, 7.000%, Perpetual (b)	81,798
3,315		Series E, 6.500%, Perpetual (b)	78,068
		Annaly Capital Management, Inc.
3,406		Series F, 6.950%, Perpetual (b)	83,277
3,310		Series G, 6.500%, Perpetual (b)	77,123
3,246		Series I, 6.750%, Perpetual (b)	78,423
		ARMOUR Residential REIT, Inc.
3,298		Series C, 7.000%, Perpetual	77,404
		Chimera Investment Corporation
3,296		Series B, 8.000%, Perpetual (b)	77,654
3,289		Series C, 7.750%, Perpetual (b)	72,325
3,274		Series D, 8.000%, Perpetual (b)	75,237
		DigitalBridge Group, Inc.
3,409		Series H, 7.125%, Perpetual	81,373
3,406		Series I, 7.150%, Perpetual	81,880
3,592		Series J, 7.125%, Perpetual	84,484
		Global Net Lease, Inc.
3,275		Series A, 7.250%, Perpetual	79,713
3,277		Series B, 6.875%, Perpetual	78,189
		Hersha Hospitality Trust
3,600		Series D, 6.500%, Perpetual	76,680
3,565		Series E, 6.500%, Perpetual	76,523
		Invesco Mortgage Capital, Inc.
3,403		Series B, 7.750%, Perpetual (b)	76,023
3,396		Series C, 7.500%, Perpetual (b)	77,157
		KKR Real Estate Finance Trust, Inc.
3,288		Series A, 6.500%, Perpetual	80,129
		MFA Financial, Inc.
3,568		Series C, 6.500%, Perpetual (b)	77,033
		Necessity Retail REIT, Inc.
3,238		Series A, 7.500%, Perpetual	79,137
		New Residential Investment Corporation
3,406		Series B, 7.125%, Perpetual (b)	81,165
3,654		Series C, 6.375%, Perpetual (b)	78,817
		New York Mortgage Trust, Inc.
3,494		Series D, 8.000%, Perpetual (b)	79,908
3,310		Series E, 7.875%, Perpetual (b)	75,799
		RLJ Lodging Trust
2,956		Series A, 1.950%, Perpetual (c)	79,605
		SITE Centers Corporation
3,387		Series A, 6.375%, Perpetual	85,894
		Two Harbors Investment Corporation
3,385		Series B, 7.625%, Perpetual (b)	79,412
3,403		Series C, 7.250%, Perpetual (b)	76,295
			2,357,864
		TOTAL PREFERRED STOCKS (Cost $2,553,871)	2,357,864

		SHORT-TERM INVESTMENTS - 0.4%
107,449		First American Government Obligations Fund - Class X, 0.66% (d)	107,449
		TOTAL SHORT-TERM INVESTMENTS (Cost $107,449)	107,449
		TOTAL INVESTMENTS - 98.1% (Cost $25,330,002)	23,243,538
		Other Assets in Excess of Liabilities - 1.9%	442,002
		NET ASSETS - 100.0%	$23,685,540

	Percentages are stated as a percent of net assets.
	The Fund’s security classifications are defined by the Fund’s Adviser.
	(a)
The Index, and consequently the Fund, is expected to concentrate its investments in real estate-related industries. The value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

	(b)	Variable rate security based on a reference index and spread. Rate is fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of May 31, 2022.
	(c)	Convertible security.
	(d)	Rate shown is the annualized seven-day yield as of May 31, 2022.
	REIT - Real Estate Investment Trust

Summary of Fair Value Disclosure at May 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$20,778,225	$-	$-	$20,778,225
Preferred Stocks	2,357,864	-	-	2,357,864
Short-Term Investments	107,449	-	-	107,449
Total Investments in Securities	$23,243,538	$-	$-	$23,243,538
^ See Schedule of Investments for breakout of investments by sector classification.

For the period ended May 31, 2022, the Fund did not recognize any transfers to or from Level 3.